Capital Disclosures (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Capital Disclosures [Abstract]
Cash	$ (15,956)	$ (8,859)
Current portion of long-term debt	8,059	12,687
Contingent consideration	5,359	4,082
Long-term debt	101,860	104,695
Share capital	316,685	312,409
Deficit	(155,075)	(157,370)
Accumulated other comprehensive income	7,998	4,606
Contributed surplus	14,948	15,559
Capital	$ 283,878	$ 287,809